Performance Management	Sep. 30, 2025
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I  shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s primary benchmark index was changed from the Russell  Midcap® Growth Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 3/30/90)
Return Before Taxes	14.05%	-5.15%	13.42%	12.48%
Return After Taxes on Distributions[1]	14.05%	-6.63%	9.55%	9.96%
Return After Taxes on Distributions and Sale of Fund Shares	8.32%	-3.93%	9.63%	9.88%
Class A (commenced operations on 1/31/97)
Return Before Taxes	7.73%	-6.43%	12.50%	10.43%

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class L (commenced operations on 6/14/12)
Return Before Taxes	13.14%	-5.89%	12.51%	11.57%
Class C (commenced operations on 5/31/17)
Return Before Taxes	11.86%	-6.12%	N/A	13.41%[2]
Class R6 (commenced operations on 9/13/13)
Return Before Taxes	14.20%	-5.04%	13.53%	11.32%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[3]	17.15%	13.15%	14.29%	10.92%[4]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[5]	8.66%	6.65%	12.49%	10.83%[4]
[1],[2],[3],[4],[5]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	69.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(41.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I  shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s primary benchmark index was changed from the  Bloomberg U.S. Corporate Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years1
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	10.05%
Low Quarter	06/30/22	-8.09%

Performance Table Heading	Average Annual Total Returns1(for the calendar periods ended December 31, 2025)	[6]
Performance Table Does Reflect Sales Loads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 8/31/90)
Return Before Taxes	7.75%	-0.01%	4.20%	5.61%
Return After Taxes on Distributions[2]	5.74%	-1.70%	2.59%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	4.55%	-0.69%	2.61%	3.57%
Class A (commenced operations on 5/20/02)
Return Before Taxes	3.91%	-0.95%	3.55%	3.70%
Class L (commenced operations on 6/16/08)
Return Before Taxes	6.85%	-0.76%	3.46%	3.62%
Class C (commenced operations on 4/30/15)
Return Before Taxes	5.51%	-1.11%	3.23%	2.67%[3]
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[4]	7.58%	0.06%	2.44%	5.32%[5]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)[6]	7.77%	-0.09%	3.27%	5.92%[5]
[7],[8],[9],[10],[11]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(8.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class  shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s primary benchmark index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.  The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	1.56%
Low Quarter	03/31/20	-0.17%

Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Since Inception
Institutional Class (commenced operations on 4/28/2016)
Return Before Taxes	4.46%	3.43%	2.46%
Return After Taxes on Distributions[1]	2.62%	2.03%	1.44%
Return After Taxes on Distributions and Sale of Fund Shares	2.62%	2.02%	1.44%
Class A (commenced operations on 4/28/2016)
Return Before Taxes	4.36%	3.36%	2.33%
Class IR (commenced operations on 4/28/2016)
Return Before Taxes	4.51%	3.48%	2.52%
Bloomberg U.S. Universal Index (reflects no deductions for fees, expenses or taxes)[2]	7.58%	0.06%	2.14%[3]

	Past One Year	Past Five Years	Since Inception
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[4]	4.18%	3.17%	2.24%[3]
[12],[13],[14],[15]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from Institutional Class shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Institutional Class shares’ returns.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.56%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I  shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	13.92%
Low Quarter	03/31/20	-17.50%

Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 12/31/92)
Return Before Taxes	17.65%	5.52%	7.11%	7.14%
Return After Taxes on Distributions[1]	14.75%	4.20%	5.81%	5.46%
Return After Taxes on Distributions and Sale of Fund Shares	10.60%	3.77%	5.26%	5.21%
Class A (commenced operations on 11/1/96)
Return Before Taxes	11.11%	4.07%	6.21%	6.04%
Class L (commenced operations on 4/27/12)
Return Before Taxes	16.60%	4.65%	6.24%	5.69%
Class C (commenced operations on 4/30/15)
Return Before Taxes	15.36%	4.36%	6.11%	4.87%[2]
Class R6 (commenced operations on 5/29/15)
Return Before Taxes	17.70%	5.56%	7.15%	6.03%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[3]	22.34%	11.19%	11.72%	8.58%[4]
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[5]	16.60%	5.79%	7.57%	6.72%[4]
[16],[17],[18],[19],[20]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	13.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(17.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[2]
2	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[3]
3	The Russell 3000® Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[4]
4	Since Inception reflects the inception date of Class I.

[5]
5	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

[6]
1	During 2016 and 2017, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 2016 and 2017 returns and 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[7]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[8]
3	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[9]
4	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[10]
5	Since Inception reflects the inception date of Class I.

[11]
6	The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

[12]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[13]
2	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[14]
3	Since Inception reflects the inception date of the Fund.

[15]
4	The ICE BofA (Intercontinental Exchange Bank of America) 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. It is not possible to invest directly in an index.

[16]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[17]
2	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[18]
3	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Returns, including periods prior to January 1, 2001, are calculated using the return data of the MSCI All Country World Index (gross dividends) through December 31, 2000 and the return data of the MSCI All Country World Index (net dividends) after December 31, 2000. It is not possible to invest directly in an index.

[19]
4	Since Inception reflects the inception date of Class I.

[20]
5	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). The Customized MSIM Global Allocation Index was added as the Fund benchmark on October 2, 2013 and is provided for comparative purposes only. It is not possible to invest directly in an index.